CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 169,600	$ 93,400	$ 62,000
Accounts receivable	38,800	54,400	48,900
Prepaids and other receivables	113,400	72,100	84,900
Deferred offering costs	324,000	103,000	0
Total current assets	645,800	322,900	195,800
Furniture & equipment	28,600	32,700	23,000
Other assets	30,500	14,400	18,700
TOTAL ASSETS	704,900	370,000	237,500
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts payable	2,263,700	1,778,900	1,383,700
Accrued liabilities	222,400	196,700	380,700
Other payable - related party		0	100,000
Accrued compensation	287,700	285,900	263,600
Accrued patient costs		0	135,000
Accrued consulting fees	83,100	65,000	86,600
Accrued interest	689,700	384,500	0
Derivative liability	12,972,700	4,801,200	2,061,900
Senior secured convertible promissory notes-related party	3,023,900	2,868,200	0
Subordinated convertible promissory notes-related party	2,433,400	1,394,800	0
Subordinated secured convertible promissory notes - related party	583,300	0
Unsecured convertible promissory notes - related party	7,500	0
Current portion of long-term debt	6,200	6,100	26,900
Total current liabilities	22,573,600	11,781,300	4,438,400
LONG-TERM LIABILITIES
Capital lease	7,200	10,200	3,400
Total long-term liabilities	7,200	10,200	3,400
TOTAL LIABILITIES	22,580,800	11,791,500	4,441,800
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIENCY)
Common stock	1,900	1,900	1,900
Additional paid-in capital	31,484,400	30,813,100	29,163,700
Accumulated deficit	(53,362,200)	(42,236,500)	(33,369,900)
Total stockholders' equity (deficiency)	(21,875,900)	(11,421,500)	(4,204,300)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 704,900	$ 370,000	$ 237,500